EQUITY	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of share capital, reserves and other equity interest [text block]	EQUITY
Share capital
As of December 31, 2022, share capital was 49 thousand U.S. dollars, equivalent to 35 thousand of euros (49 thousand U.S. dollars, equivalent to 34 thousand of euros as of December 31, 2021), divided into 15,451,667 shares (15,000,000 shares on December 31, 2021).The new shares without nominal value to employees each having an implied par value of USD 0.002 increasing from 48 thousand of U.S. dollars to 49 thousand of U.S dollars.
Share premium
The share premium refers to the difference between the subscription price that the shareholders paid for the shares and their nominal value. Since this is a capital reserve, it can only be used to increase capital, offset losses, redeem, reimburse or repurchase shares.
On January 2, 2020, the Company vested the total of 1,305,065 TRSUs, issued by treasury shares, with an impact in share premium of 5,842 thousand of U.S. dollars.
On January 4, 2021, the Company vested the total of 109,999 TRSUs, issued by treasury shares and on August 3, 2021, the Company vested the total of 493,871 SOPs, being exercised 92,065 SOPs, issued by treasury shares, with a total impact in share premium of 3,440 thousand of U.S. dollars.
On January 4, 2022, the Company vested the total of 451,667 TRSUs with a total impact in share premium of 1,450 thousand of U.S. dollars.
Treasury shares
In 2021, Atento S.A repurchased 43,078 shares at a cost of 878 thousand of U.S. dollars and an average price of $20.39 and as a result of the vesting of 202,064 TRSUs on January 4, 2021 and August 4, 2021 Atento S.A. had 4,673,519 shares in treasury (corresponding to 850,808 shares of the reserve share split) as of December 21, 2021.
For December 31, 2022, Atento S.A. held a total of 850,808 own shares.
Legal reserve
According to commercial legislation in Luxembourg, Atento S.A. must transfer 5% of its year profits to legal reserve until the amount reaches 10% of share capital. The legal reserve cannot be distributed.
On December 31, 2021 and 2020, no legal reserve had been established, mainly due to the losses incurred by Atento S.A.
Hedge accounting effects
As discussed and presented on Note 14, on January 1, 2019 Atento formalized at a meeting of the “Board of Directors”, which took place on December 20, 2018, its intention to renew the loan agreement between Atento Luxco 1 and Atento Brasil on its maturities per indefinite time and designate it as permanent equity, as the repayment is neither planned nor likely to occur in the foreseeable future. Therefore, changes in fair value related to the USD-BRL exchange rate is recorded in equity as part of other comprehensive income.
At the same time the, on January 1, 2019, the Cross-Currency Swap USD BRL was designated as a net investment hedge. Prior to the date of designation of the Cross-Currency Swap, this hedging instrument was electively not designated as a hedge accounting because the change in fair value was intended to partially offset changes in the USD-BRL foreign currency component of the BRL denominated intercompany debt, which were recorded in earnings. Therefore, changes in fair value related to the USD-BRL Cross-Currency Swap are recorded in equity as part of other comprehensive income.
Also, on January 1, 2020 the Company assigned the loan agreement between Atento Luxco 1 and Atento Mexico Holdco as permanent in equity, with its maturities to be renewed per indefinite time, since the repayment is neither planned nor likely to occur in the foreseeable future. Therefore, changes in fair value related to the USD-MXN exchange rate are now recorded in equity as part of other comprehensive income.
The Company records all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as hedges of the foreign currency exposure of a net investment in a foreign operation are considered net investment hedges. The Company may enter into derivative contracts that are intended to economically hedge certain of its risk, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.
Translation differences
Translation differences reflect the differences arising on account of exchange rate fluctuations when converting the net assets of fully consolidated foreign companies from local currency into Atento Group’s presentation currency (U.S. dollars).
Share-based compensation
a)    Description of share-based payment arrangements
The 2019 Plan
On June 3, 2019, Atento granted a new share-based payment arrangement to directors, officers and other employees, for the Company and its subsidiaries. The share-based payment had the following arrangements:
1.       Time Restricted Stock Units (“RSU”) (equity settled)
▪Grant date: June 3, 2019
▪Amount: 2,560,666 RSUs
▪Vesting period: 100% of the RSUs vests on January 3, 2022 - There are no other vesting conditions.
The 2020 Plan – Stock Option
On August 3, 2020, Atento granted a new share-based payment arrangement to directors, officers and other employees, for the Company and its subsidiaries. The share-based payment is composed by Stock Options with the following arrangements:
1.Stock Options (“SOP”)
▪Grant date: August 3, 2020
▪Amount: 1,524,065 SOPs
▪Vesting period: 1/3 each year (August 3, 2021, August 3, 2022 and August 3, 2023)
▪Expiration date: 4.5 years since the grant date or on February 3, 2025 - There are no other vesting conditions.
On August 3, 2020, Atento granted a new share-based payment arrangement to directors, officers and other employees, for the Company and its subsidiaries. This payment is composed by a Long-Term Performance Award with the following arrangements:
2.Long-Term Performance Award
▪Grant date: August 3, 2020
▪Amount: USD 4,305,100
▪*Matching shares Amount: USD 2,152,550
▪Vesting conditions: linked to the degree of achievement of the objective – 3-year average EBITDA margin (external view / as reported) on August 3, 2023 and the possibility to opt to receive part of this incentive in shares – at least 50% (*with a 3-year holding restriction condition until August 2026 to be eligible to receive the additional matching shares) - There are no other vesting conditions.
The 2020 Plan – Extraordinary SOP
On August 3, 2020, Atento granted a new share-based payment arrangement to directors as an Extraordinary Grant for a total in a one-time award with a three-year vesting period.
1.Stock Options (“SOP”)
▪Grant date: August 3, 2020
▪Amount: 195,000 SOPs
▪Vesting period: 100% of the SOPs vests on August 3, 2023 - There are no other vesting conditions.
The 2021 Special Grant
On January 29, 2021, Atento granted a new share-based payment arrangement to Board directors for a total in a one-time award with a two-year performance conditions vesting period.
1.    Performance Restricted Stock Units (“PRSU”) (equity settled)
▪Grant date: January 29, 2021
▪Amount: 121,802 PRSUs
▪Vesting period:100% of the PRSUs will vests on 2023 (50% subject to 2021 EBITDA’s achievement targets and 50% subject to 2022 EBITDA´s achievement targets) - There are no other vesting conditions.
Board Grant 2021
On February 24, 2021, Atento granted a new share-based payment to Board of directors a total in a one-time award with a one-year vesting period.
1.    Time Restricted Stock Units (“RSU”) (equity settled)
▪Grant date: February 24, 2021
▪Amount: 51,803 RSUs
▪Vesting period: 100% of the RSUs vests on January 3, 2022 - There are no other vesting conditions.
As of June 9, 2021, was issued a complementary grant of 3,204 new RSUs, linked to a new appointment in the Board.
The 2021 Plan – Stock Option
On February 24, 2021, Atento granted a new share-based payment arrangement to directors, officers and other employees, for the Company and its subsidiaries. The share-based payment is composed by Stock Options with the following arrangements:
3.Stock Options (“SOP”)
▪Grant date: February 24, 2021
▪Amount: 621,974 SOPs
▪Vesting period: 1/3 each year (February 24, 2022, February 24, 2023 and February 26, 2024)
▪Expiration date: 4.5 years since the grant date or on August 25, 2025 - There are no other vesting conditions.
As of September 1, 2021, was issued a new grant of 17,343 SOPs to a new Board member.
On February 24, 2021, Atento granted a new share-based payment arrangement to directors, officers and other employees, for the Company and its subsidiaries. This payment is composed by a Long-Term Performance Award with the following arrangements:
4.Long-Term Performance Award
▪Grant date: February 24, 2021
▪Amount: USD 5,409,837
▪*Matching shares Amount: USD 2,704,919
▪Expiration date: 4.5 years since the grant date or on August 25, 2025 - There are no other vesting conditions.
As of September 1, 2021, was issued a new amount of USD 137,504 to a new Board member.
The 2021 Plan – Board and Extraordinary
On November 3, 2021, Atento granted a new share-based payment to directors, officers and other employees for the Company and its subsidiaries. The share-based payment had the following arrangements:
1.    Time Restricted Stock Units (“RSU”) (equity settled)
▪Grant date: November 23, 2021
▪Amount: 40,000 RSUs
▪Vesting period: 100% of the RSUs vests on November 3, 2024 - There are no other vesting conditions.
Board Grant 2022
On February 3, 2022, Atento granted a new share-based payment to Board directors a total in a one-time award with a one-year vesting period.
1.    Time Restricted Stock Units (“RSU”) (equity settled)
▪Grant date: February 3, 2022
▪Amount: 26,708 RSUs
▪Vesting period: 100% of the RSUs vests on January 2, 2023 - There are no other vesting conditions.
The 2022 Special Grant
On October 3, 2022, Atento granted a new share-based payment to Board directors a total in a one-time award with a three-year vesting period.
1.    Time Restricted Stock Units (“RSU”) (equity settled)
▪Grant date: October 3, 2022
▪Amount: 10,000 RSUs
▪Vesting period: 100% of the RSUs vests on October 3, 2025-There are no other vesting conditions
b)    Measurement of fair value
The fair value of the RSUs, for all arrangements, has been measured using the Black-Scholes model. For all arrangements are equity settled and the fair value of RSUs is measured at grant date and not remeasured subsequently. The fair value of cash-settled share-based payment transactions is measured using the same principles as for measuring equity-settled transactions. The fair value of the liability for cash-settled transactions is re-measured at each reporting date and at the date of settlement. Any changes in fair value are recognized in profit or loss for the period.
c)    Outstanding RSUs
As of December 31, 2022, the table summarize the movements of the year and the total outstanding shares-based units as follow:

Shared-Based Payment	Decembre 31,2021	Forfeited(*)	New Granted	Vested	Outstanding December 31, 2022	Type
The 2019 Plan	402,776	—	—	(402,776)	—	Time RSU
The 2020 Plan - Stock Options	1,237,378	(813,658)	—	—	423,720	SOP
The 2020 Plan - Performance Award	3,546,300	(1,426,500)	—	—	2,119,800	Performance Award SOP
The 2020 Plan - Performance Award (Potential Maching Shares)	1,774,150	(714,250)	—	—	1,059,900	SOP (Matching Shares)
The 2020 Plan - Extraordinary SOP	195,000	(95,000)	—	—	100,000	SOP
The 2021 - Special Grant	121,802	(121,802)	—	—	—	Perfomance RSU
Board Grant 2021	44,935		—	(44,935)	—	Perfomance RSU
The 2021 Plan - Stock Options	598,957	(237,232)	—	(188,392)	173,333	SOP
The 2021 Plan - Performance Award	4,745,048	(1,720,542)	—	—	3,024,506	Perfomance Award SOP
The 2021 Plan - Performance Award (Potential Matching Shares)	2,536,943	(1,024,690)	—	—	1,512,253	SOP (Matching Shares)
The 2021 Plan - Board and Extraordinary	40,000	—	—	—	40,000	Perfomance RSU
The 2022 Board Grant	—	(5,080)	26,708	—	21,628	TRSU
The 2022 Special Grant	—	—	10,000	—	10,000	TRSU
Total					8,485,140

(*) Forfeited during the year due to employees failing to satisfy the service conditions.
(**) In relation to the movements on "Board Grant 2021" and "The 2021 Plan - Stock Options" plans, the vested shares were not exercised.

d)    Impacts in Profit or Loss